Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Accrued professional fees	$ 68,474	$ 58,594	$ 20,000	$ 7,884
Others	28,985	18,652	12,319
Total payables and accrued liabilities	$ 97,459	$ 77,246	$ 32,319	$ 7,884